Document and Entity Information	3 Months Ended
Jan. 31, 2012
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jan 31, 2012
Entity Registrant Name	MICRO IMAGING TECHNOLOGY, INC.
Entity Central Index Key	0000808015
Entity Filer Category	Smaller Reporting Company

Condensed Consolidated Balance Sheet (USD $)	Jan. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
ASSETS
Cash	$ 4,288	$ 5,206	$ (7,876)
Inventories		0	90,904
Prepaid expenses	220	220	86,868
Total current assets	4,508	5,426	177,772
Fixed assets, net	72,032	79,177	17,881
Total assets	76,540	84,603	195,653
LIABILITIES AND STOCKHOLDERS' DEFICIT
Bank overdraft		0	7,876
Notes payable to stockholder	587,480	565,000	696,000
Convertible notes payable, net of unamortized discount	231,732	224,161	42,598
Trade accounts payable	683,846	685,920	548,174
Accounts payable to officers and directors	418,177	355,628	173,243
Accrued payroll	264,767	241,479	193,056
Derivative liabilities	148,837	175,865	0
Other accrued expenses	140,491	132,934	82,083
Total current liabilities	2,475,330	2,380,987	1,743,030
Long term liabilities:
Convertible notes payable, net of unamortized discount	0	1,039	84,727
Redeemable convertible preferred stock	26,000	26,000	26,000
Total long term liabilities	26,000	27,039	110,727
Total liabilities	2,501,330	2,408,026	1,853,757
Commitments and contingencies
Stockholders' deficit:
Common stock, value	5,424,194	4,873,425	1,779,429
Additional paid-in capital	36,637,113	36,965,142	39,228,850
Common stock subscribed	(1,250)	0
Accumulated deficit from previous operating activities	(27,809,201)	(27,809,201)	(27,809,201)
Deficit accumulated during the development stage	(16,675,646)	(16,352,789)	(14,857,182)
Total stockholders' deficit	(2,424,790)	(2,323,423)	(1,658,104)
Total liabilities and stockholders' deficit	$ 76,540	$ 84,603	$ 195,653

Condensed Consolidated Balance Sheet [Parenthetical] (USD $)	Jan. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Unamortized discount on convertible notes payable, current (in dollars)	$ 117,636	$ 123,207	$ 44,902
Unamortized discount on convertible notes payable, noncurrent (in dollars)	$ 0	$ 11,461	$ 55,138
Redeemable convertible preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Redeemable convertible preferred stock, shares authorized	2,600,000	2,600,000	2,600,000
Redeemable convertible preferred stock, shares issued	2,600,000	2,600,000	2,600,000
Redeemable convertible preferred stock, shares outstanding	2,600,000	2,600,000	2,600,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	2,500,000,000	2,500,000,000	500,000,000
Common stock, shares issued	542,419,525	487,342,466	177,941,922
Common stock, shares outstanding	542,419,525	487,342,466	177,941,922

Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended		72 Months Ended	75 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2011	Jan. 31, 2012
Sales	$ 0	$ 0	$ 0	$ 0	$ 58,000	$ 58,000
Cost of Sales	0	0	0	0	29,886	29,886
Gross profit	0	0	0	0	28,114	28,114
Operating costs and expenses:
Research and development	161,365	126,385	598,476	687,687	4,942,284	5,103,649
Sales, general and administrative	78,584	130,130	480,525	1,756,708	7,194,438	7,273,022
Total operating expenses	239,949	256,515	1,079,001	2,444,395	12,136,722	12,376,671
Loss from operations	(239,949)	(256,515)	(1,079,001)	(2,444,395)	(12,108,608)	(12,348,557)
Other income (expense):
Interest income	0	3	5	1	11,359	11,359
Interest expense	(110,644)	(91,237)	(533,500)	(631,401)	(4,525,627)	(4,636,271)
Gain on derivative instruments	28,574	0	92,557	0	92,557	121,131
Other income (expense), net	762	0	25,932	(3,069)	187,130	187,892
Total other income (expense), net	(81,308)	(91,234)	(415,006)	(634,469)	(4,234,581)	(4,315,889)
Loss from operations:
Before provision for income tax	(321,257)	(347,749)	(1,494,007)	(3,078,864)	(16,343,189)	(16,664,446)
Provision for income tax	(1,600)	(1,600)	(1,600)	(1,600)	(9,600)	(11,200)
Net loss	(322,857)	(349,349)	(1,495,607)	(3,080,464)	(16,352,789)	(16,675,646)
Net loss attributable to:
Non-controlling interest	(30,818)	(24,641)	(116,860)	(134,295)	(1,157,353)	(1,188,171)
Micro Imaging Technology, Inc. stockholders	(292,039)	(324,708)	(1,378,747)	(2,946,169)	(15,195,436)	(15,487,475)
Net loss	$ (322,857)	$ (349,349)	$ (1,495,607)	$ (3,080,464)	$ (16,352,789)	$ (16,675,646)
Net loss per share, basic and diluted (in dollars per share)	$ 0	$ 0	$ (0.01)	$ (0.02)
Shares used in computing net loss per share, basic and diluted (in shares)	515,008,741	189,898,875	282,342,357	141,859,194

Condensed Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended		72 Months Ended	75 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2011	Jan. 31, 2012
Cash flows from operating activities:
Net loss	$ (322,857)	$ (349,349)	$ (1,495,607)	$ (3,080,464)	$ (16,352,789)	$ (16,675,646)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	7,145	6,704	14,492	27,690	140,448	147,593
Amortization of costs and fees related to convertible debentures	85,486	65,358	183,904	(26,518)	803,747	889,233
Common stock issued for services	0	750	42,750	748,663	2,144,790	2,144,790
Common stock issued to officers and directors for services	906	1,500	59,385	554,325	3,078,695	3,079,601
Common stock issued for shares of subsidiary stock	0	0	0	0	254,000	254,000
Common stock of subsidiary issued to employees and consultants	0	0	0	0	2,815	2,815
Common stock issued as a commission	0	0	0	0	3,000	3,000
Common stock issued for accounts payable	0	0	18,000	49,018	296,583	296,583
Common stock issued to former licensee	0	0	0	0	41,319	41,319
Common stock issued/recovered on cancelled agreements	0	0	0	0	20,478	20,478
Non-cash compensation for stock options and warrants	0	0	29	67,890	631,923	631,923
Costs and fees related to issuance of convertible debt	0	6,420	2,139	634,912	539,252	539,252
Interest expense related to beneficial conversion feature	0	0	0	0	1,944,800	1,944,800
Interest paid with common stock	2,700	0	13,651	0	118,487	121,187
Interest on notes receivable for common stock	0	0	0	0	(1,373)	(1,373)
(Increase) decrease in assets:
Prepaid expenses	0	50,411	86,648	(75,069)	25,371	25,371
Inventories	0	0	90,904	0	0	0
Notes receivable			0	0	0
Increase (decrease) in liabilities:
Derivative liability	(27,028)	0	175,865	0	175,865	148,837
Trade accounts payable	57,905	22,491	137,746	233,805	616,544	674,449
Accounts payable to officers and directors	62,549	46,529	182,385	238,237	660,082	722,631
Accrued payroll and other expenses	30,845	26,207	99,274	140,190	261,318	292,162
Net cash used in operating activities	(102,349)	(122,979)	(388,435)	(487,321)	(4,594,645)	(4,696,995)
Cash flows from investing activities:
Purchase of fixed assets	0	0	(75,788)	0	(213,142)	(213,142)
Net cash used in investing activities	0	0	(75,788)	0	(213,142)	(213,142)
Cash flows from financing activities:
Principal payments on notes payable to stockholders	0	0	0	(60,000)	(1,133,000)	(1,133,000)
Proceeds from common stock subscription	(1,250)	0				(1,250)
Proceeds from issuance of notes payable to a related party	0	0	34,000	92,365	1,039,800	1,039,800
Proceeds from issuance of notes and convertible notes payable	32,500	101,869	339,869	232,000	1,529,234	1,561,734
Proceeds from issuance of common stock, net	70,181	33,928	103,436	212,932	2,181,662	2,251,843
Net cash provided by financing activities	101,431	135,797	477,305	477,297	3,617,696	3,719,127
Net change in cash	(918)	12,818	13,082	(10,024)	(1,190,091)	(1,191,010)
Cash at beginning of period	5,206	(7,876)	(7,876)	2,148	1,195,298	1,195,298
Cash at end of period	4,288	4,942	5,206	(7,876)	5,206	4,288
Supplemental Disclosure of Cash Flow Information
Interest paid	0	664	664	3,751	10,985	10,321
Income taxes paid	1,600	1,600	1,600	1,600	18,640	18,640
Supplemental Schedule of Non-Cash Investing and Financing Activities
Beneficial conversion feature of convertible debentures			0	(6,250)
Common stock issued in consideration for loans			2,139	305,000
Conversion of convertible notes payable to shares of common stock	$ 80,500	$ 89,865	$ 372,365	$ 0

Consolidated Statements of Stockholders' Deficit (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Total
Balance at Oct. 31, 2009	$ 1,194,942	$ 37,551,847	$ (39,585,919)	$ (839,130)
Balance (in shares) at Oct. 31, 2009	119,494,187
Common stock issued to officers, directors and consultants for services, $0.013 per share	110,000	33,000		143,000
Common stock issued to officers, directors and consultants for services, $0.013 per share (in shares)	11,000,000
Common stock issued to officers, directors and consultants for services, $0.0165 per share	750	487		1,237
Common stock issued to officers, directors and consultants for services, $0.0165 per share (in shares)	75,000
Common stock issued to officers, directors and consultants for services, $0.02 per share	750	750		1,500
Common stock issued to officers, directors and consultants for services, $0.02 per share (in shares)	75,000
Common stock issued to officers, directors and consultants for services, $0.024 per share	750	1,050		1,800
Common stock issued to officers, directors and consultants for services, $0.024 per share (in shares)	75,000
Common stock issued to officers, directors and consultants for services, $0.026 per share	750	1,200		1,950
Common stock issued to officers, directors and consultants for services, $0.026 per share (in shares)	75,000
Common stock issued to officers, directors and consultants for services, $0.0335 per share	750	1,762		2,512
Common stock issued to officers, directors and consultants for services, $0.0335 per share (in shares)	75,000
Common stock issued to officers, directors and consultants for services, $0.0375 per share	20,000	55,000		75,000
Common stock issued to officers, directors and consultants for services, $0.0375 per share (in shares)	2,000,000
Common stock issued to officers, directors and consultants for services, $0.039 per share	100,000	290,000		390,000
Common stock issued to officers, directors and consultants for services, $0.039 per share (in shares)	10,000,000
Common stock issued to officers, directors and consultants for services, $0.04 per share	99,750	299,250		399,000
Common stock issued to officers, directors and consultants for services, $0.04 per share (in shares)	9,975,000
Common stock issued to officers, directors and consultants for services, $0.045 per share	1,500	5,250		6,750
Common stock issued to officers, directors and consultants for services, $0.045 per share (in shares)	150,000
Common stock issued to officers, directors and consultants for services, $0.0465 per share	750	2,738		3,488
Common stock issued to officers, directors and consultants for services, $0.0465 per share (in shares)	75,000
Common stock issued to officers, directors and consultants for services, $0.048 per share	60,000	228,000		288,000
Common stock issued to officers, directors and consultants for services, $0.048 per share (in shares)	6,000,000
Common stock issued to officers, directors and consultants for services, $0.05 per share	750	3,000		3,750
Common stock issued to officers, directors and consultants for services, $0.05 per share (in shares)	75,000
Common stock issued for loan	106,400	425,600	0	532,000
Common stock issued for loan (in shares)	10,640,000
Common stock issued in private placement offering, $0.0175 per share	4,281	3,211	0	7,492
Common stock issued in private placement offering, $0.0175 per share (in shares)	428,105
Common stock issued in private placement offering, $0.0225 per share	11,306	14,134	0	25,440
Common stock issued in private placement offering, $0.0225 per share (in shares)	1,130,630
Common stock issued in private placement offering, $0.0292 per share	60,000	115,000	0	175,000
Common stock issued in private placement offering, $0.0292 per share (in shares)	6,000,000
Common stock issued in private placement offering, $0.10 per share	500	4,500	0	5,000
Common stock issued in private placement offering, $0.10 per share (in shares)	50,000
Common stock issued for debt, $0.036 per share	8,000	21,017		29,017
Common stock issued for debt, $0.036 per share (in shares)	800,000
Common stock issued for debt, $0.04 per share	5,000	15,000		20,000
Common stock issued for debt, $0.04 per share (in shares)	500,000
Common stock redeemed for cash, $0.04 per share	(7,500)	(7,500)		(15,000)
Common stock redeemed for cash, $0.04 per share (in shares)	(750,000)
Options and warrants granted to employees and consultants for services	0	67,890	0	67,890
Interest recognized on beneficial conversion feature of convertible debentures issued	0	96,664	0	96,664
Net loss			(3,080,464)	(3,080,464)
Balance at Oct. 31, 2010	1,779,429	39,228,850	(42,666,383)	(1,658,104)
Balance (in shares) at Oct. 31, 2010	177,942,922
Common stock issued for loan	6,000	(3,861)		2,139
Common stock issued for loan (in shares)	600,000
Common stock issued to officers, directors and consultants for services, $0.004 per share	30,000	(18,000)		12,000
Common stock issued to officers, directors and consultants for services, $0.004 per share (in shares)	3,000,000
Common stock issued to officers, directors and consultants for services, $0.0045 per share	500	(275)		225
Common stock issued to officers, directors and consultants for services, $0.0045 per share (in shares)	50,000
Common stock issued to officers, directors and consultants for services, $0.005 per share	500	(250)		250
Common stock issued to officers, directors and consultants for services, $0.005 per share (in shares)	50,000
Common stock issued to officers, directors and consultants for services, $0.006 per share	90,000	(36,000)		54,000
Common stock issued to officers, directors and consultants for services, $0.006 per share (in shares)	9,000,000
Common stock issued to officers, directors and consultants for services, $0.0082 per share	500	(90)		410
Common stock issued to officers, directors and consultants for services, $0.0082 per share (in shares)	50,000
Common stock issued to officers, directors and consultants for services, $0.01 per share	35,250	0		35,250
Common stock issued to officers, directors and consultants for services, $0.01 per share (in shares)	3,525,000
Common stock issued in private placement offering, $0.0041 per share	40,167	(23,759)		16,408
Common stock issued in private placement offering, $0.0041 per share (in shares)	4,016,735
Common stock issued in private placement offering, $0.0049 per share	46,819	(23,690)		23,129
Common stock issued in private placement offering, $0.0049 per share (in shares)	4,681,961
Common stock issued in private placement offering, $0.0056 per share	21,904	(9,627)		12,277
Common stock issued in private placement offering, $0.0056 per share (in shares)	2,190,410
Common stock issued in private placement offering, $0.0057 per share	25,000	(10,749)		14,251
Common stock issued in private placement offering, $0.0057 per share (in shares)	2,500,111
Common stock issued in private placement offering, $0.0059 per share	11,800	(4,876)		6,924
Common stock issued in private placement offering, $0.0059 per share (in shares)	1,180,000
Common stock issued in private placement offering, $0.006 per share	4,711	(1,884)		2,827
Common stock issued in private placement offering, $0.006 per share (in shares)	471,100
Common stock issued in private placement offering, $0.0062 per share	20,000	(7,650)		12,350
Common stock issued in private placement offering, $0.0062 per share (in shares)	2,000,000
Common stock issued in private placement offering, $0.0064 per share	3,430	(1,247)		2,183
Common stock issued in private placement offering, $0.0064 per share (in shares)	343,000
Common stock issued in private placement offering, $0.0067 per share	3,864	(1,294)		2,570
Common stock issued in private placement offering, $0.0067 per share (in shares)	386,417
Common stock issued in private placement offering, $0.013 per share	8,081	2,436		10,517
Common stock issued in private placement offering, $0.013 per share (in shares)	808,100
Common stock issued for debt, $0.0004 per share	910,000	(873,600)		36,400
Common stock issued for debt, $0.0004 per share (in shares)	91,000,000
Common stock issued for debt, $0.0007 per share	357,143	(332,143)		25,000
Common stock issued for debt, $0.0007 per share (in shares)	35,714,282
Common stock issued for debt, $0.0008 per share	199,601	(184,601)		15,000
Common stock issued for debt, $0.0008 per share (in shares)	19,960,080
Common stock issued for debt, $0.0009 per share	144,444	(131,444)		13,000
Common stock issued for debt, $0.0009 per share (in shares)	14,444,445
Common stock issued for debt, $0.0013 per share	100,000	(87,000)		13,000
Common stock issued for debt, $0.0013 per share (in shares)	10,000,000
Common stock issued for debt, $0.0014 per share	271,429	(233,429)		38,000
Common stock issued for debt, $0.0014 per share (in shares)	27,142,857
Common stock issued for debt, $0.0016 per share	31,250	(26,250)		5,000
Common stock issued for debt, $0.0016 per share (in shares)	3,125,000
Common stock issued for debt, $0.0018 per share	140,978	(115,602)		25,376
Common stock issued for debt, $0.0018 per share (in shares)	14,097,778
Common stock issued for debt, $0.0021 per share	47,619	(37,619)		10,000
Common stock issued for debt, $0.0021 per share (in shares)	4,761,905
Common stock issued for debt, $0.0027 per share	37,037	(27,037)		10,000
Common stock issued for debt, $0.0027 per share (in shares)	3,703,704
Common stock issued for debt, $0.0029 per share	51,724	(36,724)		15,000
Common stock issued for debt, $0.0029 per share (in shares)	5,172,414
Common stock issued for debt, $0.003 per share	40,000	(28,000)		12,000
Common stock issued for debt, $0.003 per share (in shares)	4,000,000
Common stock issued for debt, $0.0033 per share	30,303	(20,303)		10,000
Common stock issued for debt, $0.0033 per share (in shares)	3,030,303
Common stock issued for debt, $0.0034 per share	81,956	(54,091)		27,865
Common stock issued for debt, $0.0034 per share (in shares)	8,195,588
Common stock issued for debt, $0.0035 per share	34,286	(22,286)		12,000
Common stock issued for debt, $0.0035 per share (in shares)	3,428,571
Common stock issued for debt, $0.0036 per share	41,667	(26,667)		15,000
Common stock issued for debt, $0.0036 per share (in shares)	4,166,667
Common stock issued for debt, $0.0039 per share	86,667	(52,867)		33,800
Common stock issued for debt, $0.0039 per share (in shares)	8,666,666
Common stock issued for debt, $0.0054 per share	18,519	(8,519)		10,000
Common stock issued for debt, $0.0054 per share (in shares)	1,851,852
Common stock issued for debt, $0.0059 per share	57,333	(22,758)		34,575
Common stock issued for debt, $0.0059 per share (in shares)	5,733,333
Common stock issued for debt, $0.006 per share	30,000	(12,000)		18,000
Common stock issued for debt, $0.006 per share (in shares)	3,000,000
Common stock issued for debt, $0.0074 per share	13,514	(3,514)		10,000
Common stock issued for debt, $0.0074 per share (in shares)	1,351,351
Common stock issued for debt, $0.0075 per share	20,000	(5,000)		15,000
Common stock issued for debt, $0.0075 per share (in shares)	2,000,000
Options and warrants granted to employees and consultants for services	0	29	0	29
Interest recognized on beneficial conversion feature of convertible debentures issued	0	218,532	0	218,532
Net loss			(1,495,607)	(1,495,607)
Balance at Oct. 31, 2011	$ 4,873,425	$ 36,965,142	$ (44,161,990)	$ (2,323,423)
Balance (in shares) at Oct. 31, 2011	487,342,552

Consolidated Statements of Stockholders' Deficit [Parenthetical] (USD $)	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010
Price per share of stock issued for services one		$ 0.013
Price per share of stock issued for services two		$ 0.0165
Price per share of stock issued for services three		$ 0.02
Price per share of stock issued for services four		$ 0.024
Price per share of stock issued for services five		$ 0.026
Price per share of stock issued for services six		$ 0.0335
Price per share of stock issued for services seven		$ 0.0375
Price per share of stock issued for services eight		$ 0.039
Price per share of stock issued for services nine		$ 0.04
Price per share of stock issued for services ten		$ 0.045
Price per share of stock issued for services eleven		$ 0.0465
Price per share of stock issued for services twelve		$ 0.048
Price per share of stock issued for services thirteen		$ 0.05
Price per share of stock issued for loan	$ 0.003565	$ 0.05
Price per share of stock issued for private placement one		$ 0.0175
Price per share of stock issued for private placement two		$ 0.0225
Price per share of stock issued for private placement three		$ 0.0292
Price per share of stock issued for private placement four		$ 0.1
Price per share of stock issued for debt one		$ 0.036
Price per share of stock issued for debt two		$ 0.04
Stock redemption price per share		$ 0.04
Price per share of stock issued for services fourteen	$ 0.004
Price per share of stock issued for services fifteen	$ 0.0045
Price per share of stock issued for services sixteen	$ 0.005
Price per share of stock issued for services seventeen	$ 0.006
Price per share of stock issued for services eighteen	$ 0.0082
Price per share of stock issued for services nineteen	$ 0.01
Price per share of stock issued for private placement five	$ 0.0041
Price per share of stock issued for private placement six	$ 0.0049
Price per share of stock issued for private placement seven	$ 0.0056
Price per share of stock issued for private placement eight	$ 0.0057
Price per share of stock issued for private placement nine	$ 0.0059
Price per share of stock issued for private placement ten	$ 0.006
Price per share of stock issued for private placement eleven	$ 0.0062
Price per share of stock issued for private placement twelve	$ 0.0064
Price per share of stock issued for private placement thirteen	$ 0.0067
Price per share of stock issued for private placement fourteen	$ 0.013
Price per share of stock issued for debt three	$ 0.0004
Price per share of stock issued for debt four	$ 0.0007
Price per share of stock issued for debt five	$ 0.0008
Price per share of stock issued for debt six	$ 0.0009
Price per share of stock issued for debt seven	$ 0.0013
Price per share of stock issued for debt eight	$ 0.0014
Price per share of stock issued for debt nine	$ 0.0016
Price per share of stock issued for debt ten	$ 0.0018
Price per share of stock issued for debt eleven	$ 0.0021
Price per share of stock issued for debt twelve	$ 0.0027
Price per share of stock issued for debt thirteen	$ 0.0029
Price per share of stock issued for debt fourteen	$ 0.003
Price per share of stock issued for debt fifteen	$ 0.0033
Price per share of stock issued for debt sixteen	$ 0.0034
Price per share of stock issued for debt seventeen	$ 0.0035
Price per share of stock issued for debt eighteen	$ 0.0036
Price per share of stock issued for debt nineteen	$ 0.0039
Price per share of stock issued for debt twenty	$ 0.0054
Price per share of stock issued for debt twenty one	$ 0.0059
Price per share of stock issued for debt twenty two	$ 0.006
Price per share of stock issued for debt twenty three	$ 0.0074
Price per share of stock issued for debt twenty four	$ 0.0075

Nature of our Business, Development Stage Company and Continuance of Operations	3 Months Ended	12 Months Ended
	Jan. 31, 2012	Oct. 31, 2011
Nature Of Business Development Stage Company and Continuance Of Operations [Abstract]
Nature Of Business Development Stage Company and Continuance Of Operations [Text Block]
1.	Nature of our Business, Development Stage Company and Continuance of Operations

These unaudited condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America applicable to a going concern which contemplated the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. Since inception, the Company has incurred substantial losses and there is substantial doubt that the Company will generate sufficient revenues in the foreseeable future to meet its operating cash requirements. Accordingly, the Company’s ability to continue operations depends on its success in obtaining additional capital in an amount sufficient to meet its cash needs. This raises substantial doubt about its ability to continue as a going concern. These financial statements do not include any adjustments that might result from this uncertainty.

Our independent registered public accounting firm has included an explanatory paragraph in its report on the financial statements for the year ended October 31, 2011 which raises substantial doubt about our ability to continue as a going concern.

Micro Imaging Technology, Inc. (the “Company”), a California corporation, is a holding company whose operations are conducted through its Nevada subsidiary, Micro Imaging Technology (“MIT”). As of January 31, 2012, the Company owns eighty point seven percent (80.7%) of the issued and outstanding stock of MIT.

The losses incurred to date which are applicable to the minority stockholders of the Company’s consolidated subsidiary, MIT, exceed the value of the equity held by the minority stockholders. Such losses have been allocated to the Company as the majority stockholder and are included in the net loss and accumulated deficit in the condensed consolidated financial statements for the three months ended January 31, 2012. Any future profits reported by our subsidiary will be allocated to the Company until the minority’s share of losses previously absorbed by the Company have been recovered.

In 1997, the Company began marketing a small, point-of-use water treatment product aimed at the high purity segment of commercial and industrial water treatment markets. In February 2000, the Company formed Electropure EDI, Inc. (EDI), a wholly-owned Nevada subsidiary, through which all manufacturing and sales of its proprietary water treatment products were then conducted. In October 2005, the Company sold the assets of the EDI subsidiary and discontinued operations.

The Company acquired, in October 1997, an exclusive license to patent and intellectual property rights involving laser light scattering techniques to be utilized in the detection and monitoring of toxicants in drinking water. In February 2000, the Company formed Micro Imaging Technology (MIT), a majority-owned Nevada subsidiary, to conduct research and development based upon advancements developed and patented from the licensed technology. The technology being developed is a non-biologically based system utilizing both proprietary hardware and software to rapidly (near real time) determine the specific specie of an unknown microbe present in a fluid with a high degree of statistical probability (“MIT system”). It will analyze a sample presented to it and compare its characteristics to a library of known microbe characteristics on file. At present, it is the Company’s only operation.

Effective with the sale of its EDI operation in October 2005, the Company’s planned principal operation, the further development and marketing of its remaining technology, has not produced any significant revenue and, as such, the Company, beginning with the fiscal year starting November 1, 2005, is considered a development stage enterprise.

1.	Description of Business and Development Stage Company

Micro Imaging Technology, Inc. (the “Company”), a California corporation, is a holding company whose operations are conducted through its 81%-owned subsidiary.

The losses incurred to date which are applicable to the noncontrolling (minority) stockholders of the Company’s consolidated subsidiary, Micro Imaging Technology (MIT) exceed the value of the equity held by the noncontrolling stockholders. Such losses have been allocated to the Company as the majority stockholder and are included in the net loss and accumulated deficit in the consolidated financial statements for the fiscal year ended October 31, 2011. In accordance with the guidance provided under FASB Codification No. 810, (Consolidation-Noncontrolling Interests) the Company’s annual and interim reports present losses by the subsidiary separately from that attributable to the parent and separately in the equity section of the balance sheets.

In 1997, the Company began marketing a small, point-of-use water treatment product aimed at the high purity segment of commercial and industrial water treatment markets. In February 2000, the Company formed Electropure EDI, Inc. (EDI), a wholly-owned Nevada subsidiary, through which all manufacturing and sales of its proprietary water treatment products were then conducted. In October 2005, the Company sold the assets of the EDI subsidiary and discontinued operations.

The Company acquired, in October 1997, an exclusive license to patent and intellectual property rights involving laser light scattering techniques to be utilized in the detection and monitoring of toxicants in drinking water. The Company formed Micro Imaging Technology (MIT) in February 2000, a wholly-owned Nevada subsidiary, to conduct research and development based upon advancements developed and patented from the licensed technology. It is this technology that is being developed.

The Company is developing a non-biologically based system utilizing both proprietary hardware and software to rapidly (near real time) determine the specific specie of an unknown microbe present in a fluid with a high degree of statistical probability (“MIT System”). It will analyze a sample presented to it and compare its characteristics to a library of known microbe characteristics on file. At present, it is the Company’s only operation.

Effective with the sale of its EDI operation in October 2005, the Company’s planned principal operation, the further development and marketing of its remaining technology, has not produced any significant revenue and, as such, the Company, beginning with the fiscal year commenced November 1, 2005, is now considered a development stage enterprise.

Basis of Presentation	3 Months Ended	12 Months Ended
	Jan. 31, 2012	Oct. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Basis of Accounting [Text Block]
2.	Basis of Presentation

The accompanying unaudited condensed consolidated financial statements include all adjustments, consisting solely of normal recurring adjustments which management believes are necessary for a fair presentation of the Company’s financial position at January 31, 2012 and results of operations for the periods presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted.

Results of operations for the periods presented are not necessarily indicative of the results to be expected for the full year. The accompanying condensed consolidated financial statements should be read in conjunction with our audited financial statements and footnotes as of and for the year ended October 31, 2011, included in our Annual Report on Form 10-K filed with the Securities and Exchange Commission on February 13, 2012.

2.	Basis of Presentation

The Company incurred net losses from continuing operations of $1,495,607 and $3,080,464 for the fiscal years ended October 31, 2011 and 2010, respectively. At October 31, 2011 the Company had an accumulated deficit of $44,161,990 and is in default under the redemption provisions of its redeemable preferred stock (Note 8). These raise substantial doubts about the Company’s ability to continue as a going concern. The Company has been able to secure operating capital in the prior and current fiscal years through loans from an individual who is a related party and the largest stockholder, through the sale of convertible debentures and through the sale of the Company’s common stock in various private placement transactions.

The Company is also negotiating with private accredited investors and with an investment banking firm for the sale of its common stock in private placement transactions. No assurances can be given that the Company can or will continue to obtain sufficient working capital through the sale of the Company’s securities, borrowing, or through the sale of assets or products that will generate sufficient revenues in the future to sustain ongoing operations. The Company’s ability to continue as a going concern will be dependent upon its ability to gain access to equity and debt capital or achieve profitable operations.

The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amount and classification of liabilities or any other adjustment that might be necessary should the Company be unable to continue as a going concern.

Concentration of Credit Risk and Other Risks and Uncertainties	3 Months Ended
Jan. 31, 2012
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
3.	Concentration of Credit Risk and Other Risks and Uncertainties

As of January 31, 2012, the amounts due two former consultants to the Company represented 44% ($298,748) and 16% ($112,000) of the total amount due for accounts payable to non-affiliates.

Inventories	3 Months Ended
Jan. 31, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
4.	Inventories

Effective October 31, 2011, the Company expensed approximately $13,500 in raw materials and reclassified and capitalized as machinery and equipment eight of its MIT 1000 Systems that it had carried as finished goods valued at $75,788. A redesigned model of the systems is currently underway and the Company will utilize these eight first generation models as laboratory testing equipment. Commencing November 1, 2011, these systems are being depreciated over an expected useful life of 3 years.

Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Jan. 31, 2012	Oct. 31, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
5.	Summary of Significant Accounting Policies

The accounting policies followed are as set forth in Note 1 of the Notes to Financial Statements in the Company’s 2011 Annual Report on Form 10-K. The Company has not experienced any material change in its critical accounting policies since November 1, 2011. The Company’s discussion and analysis of its financial condition and results of operations are based upon its consolidated financial statements, which have been prepared in accordance with accounting principles generally accepted in the United States of America. The preparation of these financial statements requires the Company to make estimates and judgments regarding uncertainties that affect the reported amounts of assets, liabilities, revenues and expenses. On an ongoing basis, the Company evaluates its estimates, which are based upon historical experience and on other assumptions that are believed to be reasonable under the circumstances. Actual results may differ from these estimates under different assumptions or conditions. The Company considers the following accounting policies to be most critical in their potential effect on its financial position or results of operations.

New Accounting Pronouncements

The following accounting standards updates were recently issued and have not yet been adopted by us.  These standards are currently under review to determine their impact on our consolidated financial position, results of operations, or cash flows.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosure about Offsetting Assets and Liabilities, which requires an entity to include additional disclosures about financial instruments and transactions eligible for offset in the statement of financial position, as well as financial instruments subject to a master netting agreement or similar arrangement. ASU 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The adoption of this ASU is not expected to have a material impact on our financial statements.

June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income, or in two separate but consecutive statements. ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of equity. In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, which defers specific requirements to present reclassification adjustments for each component of accumulated other comprehensive income. The amendments in this Update are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company does not expect the adoption of ASU 2011-05 to have a material effect on its operating results or financial position.

Earnings Per Share

Basic earnings per share is based on the weighted average number of shares outstanding for a period.  Diluted earnings per share is based upon the weighted average number of shares and potentially dilutive common shares outstanding.  Potential common shares outstanding principally include convertible notes payable and stock options under our stock plan.  Since the Company has incurred losses, the effect of any common stock equivalent would be anti-dilutive.

Stock Based Compensation

Stock-based compensation costs for stock options issued to employees is measured at the grant date, based on the fair value of the award using the Black Scholes Option Pricing Model, and is recognized as an expense over the employee’s requisite service period (generally the vesting period of the equity grant).

No stock-based compensation was recognized during the three months ended January 31, 2012.

On February 14, 2012, the Board of Directors adopted the 2012 Employee Benefit Plan which is authorized to grant up to Sixty (60) million shares of common stock or options to purchase common stock to eligible employees, directors, officers, consultants or advisors. Eligibility is determined by the Board of Directors. No shares or options have been granted under the Plan as of the date of this report.

The following table summarizes information about options granted under the Company’s equity compensation plans through January 31, 2012 and otherwise to employees, directors and consultants of the Company. Generally, options vest on an annual pro rata basis over various periods of time and are exercisable, upon proper notice, in whole or in part at any time upon vesting. Typically, in the case of an employee, vested options terminate when an employee leaves the Company. The options granted have contractual lives ranging from two to ten years.

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at October 31, 2011	3,000,000	$0.09	2.1	$—
Granted	—	—
Exercised	—	—
Expired	—	—
Canceled	—	—
Outstanding at January 31, 2012	3,000,000	$0.09	1.9	$—

Summary information about the Company’s options outstanding at January 31, 2012 is set forth in the table below. Options outstanding at January 31, 2012 expire between August 2012 and January 2016.

Range of Exercise Prices	Options Outstanding January 31, 2012	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Options Exercisable January 31, 2012	Weighted Average Exercise Price
$0.02 - $0.14	2,300,000	2.1	$0.03	2,300,000	$0.03
$0.29 - $0.30	700,000	1.0	$0.29	700,000	$0.29
TOTAL:	3,000,000			3,000,000

As of January 31, 20121, all outstanding options had fully vested and there was no estimated unrecognized compensation from unvested stock options.

The following table summarizes the information relating to warrants granted to non-employees as of October 31, 2011 and changes during the three months ended January 31, 2012:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at October 31, 2011	5,000,000	$0.015	0.9	$—
Granted	—	—
Exercised	—	—
Expired	—	—
Canceled	—	—
Outstanding at January 31, 2012	5,000,000	$0.015	0.6	$—

Summary information about the Company’s warrants outstanding at January 31, 2012 is set forth in the table below. Warrants outstanding at January 31, 2012 expire between February and October 2012.

Range of Exercise Prices	Warrants Outstanding January 31, 2012	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Warrants Exercisable January 31, 2012	Weighted Average Exercise Price
$0.011- $0.03	5,000,000	0.6	$0.015	5,000,000	$0.015

3.	Summary of Significant Accounting Policies

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its subsidiary, Micro Imaging Technology (“MIT”). As of October 31, 2005, the operations of the Company’s subsidiaries, Electropure EDI, Inc. and Electropure Holdings, LLC, were discontinued and the Company became a development stage company. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual amounts could differ from those estimates.

Cash and Cash Equivalents

For purposes of reporting within the statement of cash flows, the Company considers all cash on hand, cash accounts not subject to withdrawal restrictions or penalties, and all highly liquid debt instruments purchased with a maturity of three months or less to be cash and cash equivalents.

Impairment of Long-Lived Assets

The Company annually evaluates its long-lived assets, including identifiable intangible assets for potential impairment. When circumstances indicate that the carrying amount of an asset is not recoverable, as demonstrated by the projected undiscounted cash flows, an impairment loss is recognized. The Company’s management has determined that there was no such impairment present at October 31, 2011 and 2010.

Property and Equipment

Property and equipment are recorded at cost and are depreciated using the straight-line method over an expected useful life of 5 years. The leasehold improvements made to the Company’s leased facility are being depreciated over an expected useful life of 5 years. Expenditures for normal maintenance and repairs are charged to operations. The cost and related accumulated depreciation of assets are removed from the accounts upon retirement or other disposition, and the resulting profit or loss is reflected in the Statement of Operations. Renewals and betterments that materially extend the life of the assets are capitalized.

Effective October 31, 2011, the Company reclassified and capitalized as machinery and equipment eight of its MIT 1000 Systems that it had carried as finished goods valued at $75,788. A redesigned model of the systems is currently underway and the Company will utilize these eight first generation models as laboratory testing equipment. These systems will be depreciated, commencing November 1, 2011, over an expected useful life of 3 years.

Advertising Costs

The Company charges advertising costs to expense as incurred. The Company did not incur advertising expense during the fiscal years ended October 31, 2011 or 2010.

Accrued Payroll and Benefits

Accrued Payroll and Benefits consist of salaries, wages, and vacation benefits earned by employees, but not disbursed as of October 31, 2011. Accrued Payroll also includes employer tax due on such salaries and wages as well as interest on the employer tax accrued at the rate of 4.5%. Liability for vacation benefits is accrued when earned monthly and reduced when taken. At the end of each fiscal period, the balance in the accrued vacation benefits liability account is adjusted to reflect current pay rates. Annual leave earned but not taken is considered an unfunded liability since this leave will be funded from future appropriations when it is actually taken by employees.

Research and Development

Research and development expenditures are charged to expense as they are incurred. The Company’s research and development activities include ongoing work on various uses of the micro imaging multi-angle laser light scattering technology. Contract research and development expenditures are expensed as incurred.

Stock Based Compensation

The Company measures share based compensation at the grant date, based on the fair value of the award using the Black-Scholes Option Pricing Model, and recognizes such compensation as an expense over the employee’s requisite service period (generally the vesting period of the equity grant).

The Company recognized share-based compensation expense of $29 and $67,890 on options and warrants that vested during the fiscal years ended October 31, 2011 and 2010, respectively.

The activity under the Company’s stock option plans are included in Note 9.

Income Taxes

The Company accounts for income taxes under the liability method. Under the liability method, deferred income taxes are determined based on differences between the financial reporting and tax bases of assets and liabilities. They are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company is required to adjust its deferred tax liabilities in the period when tax rates or the provisions of the income tax laws change. Valuation allowances are established to reduce deferred tax assets to the amounts expected to be realized.

Loss Per Share

Basic earnings (loss) per share excludes dilution and is calculated by dividing income available to common stockholders by the weighted-average number of common shares outstanding for the period. Diluted earnings (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then share in the earnings (loss) of the entity. Common stock equivalents of 8,000,000 and 11,400,000 as of October 31, 2011 and 2010, respectively, have been omitted from the earnings (loss) per share calculation, as their effect would be antidilutive.

New Accounting Pronouncements

In April 2011, FASB issued Accounting Standard Update (ASU) 2011-02, Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring. The update provides additional guidance to creditors on evaluating whether a modification or restructuring of a receivable is a troubled debt restructuring (TDR) and clarifies the existing guidance on whether (1) the creditor has granted a concession and (2) whether the debtor is experiencing financial difficulties, which are the two criteria used to determine whether a modification or restructuring is a TDR. This guidance is effective for interim or annual periods beginning on or after June 15, 2011 and should be applied retrospectively to the beginning of the annual period of adoption. The adoption of this guidance has not had a material impact on the Company's financial statements.

In April 2011, the FASB issued ASU 2011-03, Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements. The update removes from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (2) the collateral maintenance implementation guidance related to that criterion. This guidance is effective prospectively for transactions, or modifications of existing transactions, that occur on or after the first interim or annual period beginning on or after December 15, 2011. Management is currently assessing the impact of this guidance on the Company’s financial position and results of operations.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and IFRSs. The new guidance results in a consistent definition of fair value and common requirements for measurement of and disclosure about fair value between US GAAP and International Financial Reporting Standards. While many of the amendments to US GAAP are not expected to have a significant effect on practice, the new guidance changes some fair value measurement principles and disclosure requirements. This guidance is effective prospectively for interim and annual periods beginning after December 15, 2011. Early adoption is not permitted. Management is currently assessing the impact of this guidance on the Company’s financial position and results of operations.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (ASU 2011-05), which removes the option of presenting comprehensive income in the Consolidated Statements of Changes in Stockholder’s Equity. ASU 2011-05 provides entities with an option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income (OCI) either in a single continuous statement of comprehensive income or in two separate but consecutive statements. Under either method, entities must display adjustments for items that are reclassified from OCI to net income in both net income and OCI. This guidance does not change the items that must be reported in OCI or when an item of OCI must be reclassified to net income. This guidance, related only to disclosures, is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. Early adoption is permitted.

In September 2011, the FASB issued ASU 2011-08, Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment, which permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. ASU 2011-08 is effective for the Company beginning after December 15, 2011. The adoption of this guidance is not expected to have a material impact on the Company's financial statements.

There were various other updates recently issued, many of which represented technical corrections to the accounting literature or application to specific industries.  None of the updates are expected to a have a material impact on our consolidated financial position, results of operations or cash flows.

Convertible Debentures	3 Months Ended	12 Months Ended
	Jan. 31, 2012	Oct. 31, 2011
Convertible Debt Disclosure [Abstract]
Convertible Debt Disclosure [Text Block]
6.	Convertible Debentures

Series 1 Notes

Under the provisions of ASC 815-40-15, “Derivatives and Hedging-Contracts in Entity’s Own Equity-Scope and Scope Exceptions,” a number of our outstanding Convertible notes are not considered indexed to our stock, as a result of an anti-dilution protection provision in these notes. The application of ASC 815-40-15, effective August 1, 2011, resulted in our accounting for these notes as derivative instruments, and they are recognized as liabilities in our consolidated balance sheets.

Between August 16, 2010 and January 4, 2012, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. in connection with the issuance of ten (10) separate 8% convertible notes in various principal amounts, aggregating $345,000. The Company paid a total of $25,500 out of the proceeds of the notes to Asher for legal fees and expenses related to the referenced agreements. The notes generally mature in nine (9) months, commencing May 2011 through October 2012, and are convertible into shares of common stock at a discount ranging from 39% to 55% of the average of the lowest three closing bid prices of the common stock during the ten trading days prior to the conversion date. The Series I Notes contain a provision requiring an adjustment to the conversion price of the note in the event the Company issues or sells any shares of common stock, or securities convertible into or exercisable for common stock, at a price per share lower than such conversion price. Accordingly, effective August 1, 2011, the Series I Notes have been accounted for as a derivative liability, measured at fair value, with changes in fair value recognized as gain or loss for each reporting period thereafter. Asher may convert any or all of the unpaid principal note prior to the maturity date, commencing 180 days following the date of the Note. The notes are recorded at fair value, using the Binomial valuation model, and a derivative liability of $175,865 was recorded for the fiscal year ended October 31, 2011. This liability is revalued each reporting period and gains and losses are recognized in the statement of operations under “Other Income (Expense)”. As of the three months ended January 31, 2012, this derivative liability was $148,837.

As of January 31, 2012, Asher has converted a total of $222,500 and $8,900 in principal and accrued interest, respectively, on these notes and has received a total of 186,040,962 shares of common stock upon the conversions at prices ranging from $0.0004 to $0.004 per share. During the three months ended January 31, 2012, the Company expensed a total of $2,179 accrued interest and there remains an aggregate principal balance of $122,500 due on these notes. If such Series 1 notes were converted at January 31, 2012, the Company would issue an aggregate of 49,152,995 shares of common stock the value of which would exceed, by $72,222, the principal balance due on the notes.

See also Note 10 – “Subsequent Events.”

Fair value of financial instruments

The accounting standards regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company. The Company considers the carrying amount of cash and other current assets and liabilities to approximate their fair values because of the short period of time between the origination of such instruments and their expected realization.

The Company has also adopted ASC 820-10 (formerly SFAS 157, “Fair Value Measurements”) which defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The three levels are defined as follows:

·  Level 1   inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

·  Level 2   inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

·  Level 3   inputs to the valuation methodology are unobservable and significant to the fair value.

The carrying amounts of our financial instruments, including cash, accounts payable and accrued expenses approximate fair value because of their generally short maturities.

We measured the fair value of the Series 1 Notes by using the Binomial Valuation model. As of January 31, 2012, the assumptions used to measure fair value of the liability embedded in our outstanding Series I Notes included an exercise price of $0.0026 per share, a common share price of $0.0047, a discount rate of 0.08%, and a volatility of 185%.

The following table sets forth, by level within the fair value hierarchy, our financial instrument liabilities as of January 31, 2012 (See also Note 5 – Convertible Debentures – “Series 1 Notes”) :

	Quoted Prices in Active Markets For Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 3)	(Level 3)	(Level 3)	Total

Series 1 Notes	$—	$—	$148,837	$148,837

Total	$—	$—	$148,837	$148,837

The following table sets forth a summary of changes in the fair value of our Level 3 financial instrument liability for the fiscal year ended October 31, 2011 and for the three month period ended January 31, 2012:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Balance October 31, 2011	$175,865
Additions	53,239
Net gain included in earnings	(28,574)
Settlements	(51,693)
Balance January 31, 2012	$148,837

Similar purchase and conversion transactions have occurred with Asher subsequent to January 31, 2012. See Note 10 – “Subsequent Events.”

Other Convertible Notes

On November 10, 2010, the Company borrowed $64,868 from the above unaffiliated party on terms similar to the Asher notes. The Note matures on May 31, 2012 and bears interest at the rate of ten percent (10%) per annum. The Note is convertible into shares of common stock at a forty two percent (42%) discount to the average of the lowest three (3) closing bid prices of the common stock during the ten (10) trading days prior to the conversion date. The noteholder may convert any or all of the unpaid principal note prior to the maturity date. The Company calculated the intrinsic value of the conversion feature to be $46,973 as of the date of issuance of the debentures using the same criteria as noted above and is amortizing the expense over the life of the loan. The Company has expensed $36,837 with regard to this beneficial conversion feature as well as $7,944 in accrued interest on the note as of January 31, 2012. If the note had been converted as of January 31, 2012, the Company would have issued a total of 22,670,703 shares of common stock and would have fully amortized the remaining expense of the conversion feature.

On March 16, 2009, the Company’s largest stockholder, Mr. Anthony Frank, purchased a $75,000 convertible debenture for which the Company has expensed $21,596 in accrued interest as of January 31, 2012. The debenture matures on March 16, 2012 and bears interest at the rate of ten percent (10%) per annum. The debenture is convertible at any time at the option of the holder into the Company’s common stock at a fair market value of 75% of the lowest closing bid price per share for the twenty (20) trading days immediately preceding conversion. The debentures are also redeemable by the Company: 1) if before six months at 120% of the principal value, plus interest; or 2) if after six months, at 131% of principal, plus interest. The intrinsic value of the beneficial conversion feature, $18,750, is being amortized over the three-year life of the debenture. If the note had been converted as of January 31, 2012, the Company would have issued a total of 20,833,333 shares of common stock and would have fully amortized the remaining expense of the conversion feature.

On November 27, 2009, the Company borrowed $25,000 from an unaffiliated lender. In September 2011, the lender converted $12,500 of the principal and $376 in accrued interest into 8,542,222 shares of common stock. The Company issued an Amended and Restated Convertible Note for the $12,500 principal balance of the loan. The amended note matures on December 31, 2012 and bears interest at 6% and is convertible into common shares at a 55% discount of the average of the lowest three (3) closing bid prices of the common stock during the ten (10) trading days prior to the conversion date. The Company calculated the intrinsic value of the conversion feature on the remaining balance to be $10,507 as of the date of issuance of the amended note and will amortize the cost over the life of the loans. As of January 31, 2012, the Company had expensed a total of $269 in accrued interest on the remaining principal balance of $12,500. If the $12,500 balance of the note had been converted as of January 31, 2012, the Company would have issued a total of 5,630,669 shares of common stock and would have fully amortized the remaining expense of the conversion feature.

On August 1, 2011, an unaffiliated party purchased a $50,000 convertible debenture for which the Company has accrued interest at the rate of 6% and has expensed $1,504 in accrued interest as of January 31, 2012. The debenture is convertible at any time at the option of the holder into the Company’s common stock at a 25% discount (but not more than $0.002 per share) to the average closing bid prices of the common stock for the three (3) trading days immediately preceding conversion. The intrinsic value of the beneficial conversion feature, $16,667, is being amortized over the one-year life of the debenture. If the note had been converted as of January 31, 2012, the Company would have issued a total of 13,513,605 shares of common stock and would have fully amortized the remaining expense of the conversion feature. The principal balance of this note was converted into common stock in February 2012. See Note 10 – “Subsequent Events.”

On January 12, 2012, the Company issued an Amended and Restated 6% Convertible Note for $37,500 to an unaffiliated lender for proceeds received in fiscal 2010. The note, which matures on December 31, 2012, was subsequently sold to Asher Enterprises which converted $13,000 of the principal balance due on January 12, 2012 for 8,125,000 shares of common stock at a conversion price of $0.0016 per share. The intrinsic value of the beneficial conversion feature, $37,500, is being amortized over the one-year life of the debenture. The Company has expensed $23,185 with regard to this beneficial conversion feature as well as $77 in accrued interest on the note as of January 31, 2012. If the $24,500 balance of the note had been converted as of January 31, 2012, the Company would have issued a total of 14,189,285 shares of common stock and would have fully amortized the remaining expense of the conversion feature. The principal balance of this note was converted into common stock in February 2012. See Note 10 – “Subsequent Events.”

At January 31, 2012 and October 31, 2011, convertible debentures and Series 1 notes consisted of the following:

	January 31,	October 31,
	2012	2011
Series 1 Notes, principal and interest at 8% maturing through May 25, 2012.	$122,500	$157,500

Convertible note payable to major stockholder; principal and interest at 10% due on March 16, 2012.	75,000	75,000

Convertible note payable to stockholder; principal and interest at 10% due on May 31, 2012.	64,868	64,868

Convertible notes payable to various stockholders; principal and interest at 6% maturing through December 31, 2012.	87,000	62,500
	349,368	359,868

Less current maturities	349,368	347,368

Long term portion of Convertible and Series 1 notes payable	$—	$12,500

5.	Convertible Debentures

Series 1 Notes

Between August 16, 2010 and August 23, 2011, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. in connection with the issuance of nine (9) separate 8% convertible notes in various principal amounts, aggregating $312,500. The Company paid a total of $23,000 out of the proceeds of the notes to Asher for legal fees and expenses related to the referenced agreements. The notes generally mature in nine (9) months, commencing May 2011 through May 2012, and are convertible into shares of common stock at a discount ranging from 39% to 49% of the average of the lowest three closing bid prices of the common stock during the ten trading days prior to the conversion date. The Series I Notes contain a provision requiring an adjustment to the conversion price of the note in the event the Company issues or sells any shares of common stock, or securities convertible into or exercisable for common stock, at a price per share lower than such conversion price. Accordingly, effective August 1, 2011, the Series I Notes are being accounted for as a derivative liability, measured at fair value, with changes in fair value recognized as gain or loss for each reporting period thereafter. Asher may convert any or all of the unpaid principal note prior to the maturity date, commencing 180 days following the date of the Note. The notes are recorded at fair value, using the Binomial valuation model, and a derivative liability of $175,865 was recorded for the fiscal year ended October 31, 2011. This liability will be revalued each reporting period and gains and losses will be recognized in the statement of operations under “Other Income (Expense)”.

As of October 31, 2011, Asher has converted a total of $155,000 and $6,200 in principal and accrued interest, respectively, on these notes and has received a total of 153,430,436 shares of common stock upon the conversions at prices ranging from $0.0004 to $0.004 per share. As of October 31, 2011, the Company had expensed a total of $9,221 in accrued interest and there remains an aggregate principal balance of $157,500 due on these notes. If such Series 1 notes were converted at October 31, 2011, the Company would issue an aggregate of 69,426,418 shares of common stock the value of which would exceed, by $127,148, the principal balance due on the notes.

Under the provisions of ASC 815-40-15, “Derivatives and Hedging-Contracts in Entity’s Own Equity-Scope and Scope Exceptions,” a number of our outstanding Convertible notes are not considered indexed to our stock, as a result of an anti-dilution protection provision in these notes. The application of ASC 815-40-15, effective November 1, 2010, resulted in our accounting for these warrants as derivative instruments, and they are recognized as liabilities in our consolidated balance sheets. Generally, while these notes are outstanding, increases in our stock price will result in losses and decreases in our stock price will result in gains related to these warrants included in our net income (loss) for such periods.

See also Note 5 – Convertible Debentures – “Fair value of financial instruments.”

Fair value of financial instruments

The accounting standards regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company. The Company considers the carrying amount of cash and other current assets and liabilities to approximate their fair values because of the short period of time between the origination of such instruments and their expected realization.

The Company has also adopted ASC 820-10 (formerly SFAS 157, “Fair Value Measurements”) which defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The three levels are defined as follows:

·	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

·	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

·	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

The carrying amounts of our financial instruments, including cash, accounts payable and accrued expenses approximate fair value because of their generally short maturities.

We measured the fair value of the Series 1 Notes by using the Binomial Valuation model. As of October 31, 2011, the assumptions used to measure fair value of the liability embedded in our outstanding Series I Warrants included a warrant exercise price of $0.0036 per share, a common share price of $0.0065, a discount rate of 0.06%, and a volatility of 190%.

The following table sets forth, by level within the fair value hierarchy, our financial instrument liabilities as of October 31, 2011 (See also Note 5 – Convertible Debentures – “Series 1 Notes”) :

Quoted
Prices in
Active
	Markets	Significant
	For	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 3)	(Level 3)	(Level 3)	Total
Series 1 Notes	$—	$—	$175,865	$175,865
Total	$—	$—	$175,865	$175,865

The following table sets forth a summary of changes in the fair value of our Level 3 financial instrument liability for the twelve months ended October 31, 2011:

Fair Value
Measurements
Using
Significant
Unobservable
Inputs
(Level 3)
Balance October 31, 2010	$—
Additions	373,811
Net gain included in earnings	(92,557)
Settlements	(105,389)
Balance October 31, 2011	$175,865

Similar purchase and conversion transactions have occurred with Asher subsequent to October 31, 2011. See Note 13 – “Subsequent Events.”

Other Convertible Notes

On October 26, 2010, Asher Enterprises entered into a Purchase Agreement with an unaffiliated noteholder to purchase the Amended and Restated 10% Convertible Note issued to the latter by the Company in the aggregate amount of $64,865 for a $60,000 loan made to the Company in June 2009, plus the $4,865 in interest accrued on such loan. Asher entered into a similar transaction in December 2010 with a second noteholder and purchased an Amended and Restated 8% Convertible Note in the sum of $25,000. Both of such notes were fully converted by Asher during fiscal 2011 into a total of 21,565,458 shares of common stock issued at prices ranging from $0.003 to $0.007 per share. The Company has calculated the intrinsic value of the conversion feature as of the date of issuance of the restated notes (using the agreed discount rate of 42%) and fully amortized the aggregate $65,074 cost as of October 31, 2011.

On November 10, 2010, the Company borrowed $64,868 from the above unaffiliated party on terms similar to the Asher notes. The Note matures on May 31, 2012 and bears interest at the rate of ten percent (10%) per annum. The Note is convertible into shares of common stock at a forty two percent (42%) discount to the average of the lowest three (3) closing bid prices of the common stock during the ten (10) trading days prior to the conversion date. The noteholder may convert any or all of the unpaid principal note prior to the maturity date. The Company calculated the intrinsic value of the conversion feature to be $46,973 as of the date of issuance of the debentures using the same criteria as noted above and is amortizing the expense over the life of the loan. The Company has expensed $29,255 with regard to this beneficial conversion feature as well as $6,309 in accrued interest on the note as of October 31, 2011. If the note had been converted as of October 31, 2011, the Company would have issued a total of 27,278,385 shares of common stock and would have fully amortized the remaining expense of the conversion feature.

On March 16, 2009, the Company’s largest stockholder, Mr. Anthony Frank, purchased a $75,000 convertible debenture for which the Company has expensed $19,705 in accrued interest as of October 31, 2011. The debenture is convertible at any time at the option of the holder into the Company’s common stock at a fair market value of 75% of the lowest closing bid price per share for the twenty (20) trading days immediately preceding conversion. The debentures are also redeemable by the Company: 1) if before six months at 120% of the principal value, plus interest; or 2) if after six months, at 131% of principal, plus interest. The intrinsic value of the beneficial conversion feature, $18,750, is being amortized over the three-year life of the debenture. If the note had been converted as of October 31, 2011, the Company would have issued a total of 30,241,935 shares of common stock and would have fully amortized the remaining expense of the conversion feature.

Between August and October 2011, the Company issued Amended and Restated Convertible Notes to four unaffiliated individuals on loans made to the Company in fiscal 2010, in the form of cash or services rendered, that had matured in the aggregate sum of $140,000. The amended notes bear interest at 6% or 8% and are convertible into common shares at a discount ranging from 55% to 60% of the average of the lowest three (3) closing bid prices of the common stock during the ten (10) trading days prior to the conversion date. The Company calculated the intrinsic value of the conversion feature to be $148,653 as of the date of issuance of the amended notes and will amortize the cost over the life of the loans. As of October 31, 2011, $127,500 of the principal and $6,876 of the interest accrued on such notes was converted by the noteholders into an aggregate of 96,550,902 shares of common stock at prices ranging from $0.00075 to $0.0018 per share. Asher Enterprises, Inc. purchased all but 5,733,333 of the shares issued upon these conversions. As of October 31, 2011, the Company had expensed a total of $6,956 in accrued interest and there remains an aggregate principal balance of $12,500 due on these amended notes. If the $12,500 balance of the note had been converted as of October 31, 2011, the Company would have issued a total of 6,775,068 shares of common stock and would have fully amortized the remaining expense of the conversion feature.

On August 1, 2011, an unaffiliated party purchased a $50,000 convertible debenture for which the Company has accrued interest at the rate of 6% and has expensed $748 in accrued interest as of October 31, 2011. The debenture is convertible at any time at the option of the holder into the Company’s common stock at a 25% discount (but not more than $0.002 per share) to the average closing bid prices of the common stock for the three (3) trading days immediately preceding conversion. The intrinsic value of the beneficial conversion feature, $16,667, is being amortized over the one-year life of the debenture. . If the note had been converted as of October 31, 2011, the Company would have issued a total of 14,285,714 shares of common stock and would have fully amortized the remaining expense of the conversion feature.

At October 31, 2011 and 2010, convertible debentures and Series 1 notes consisted of the following:

	2011	2010
Series 1 Notes, principal and interest at 8% maturing through May 25, 2012.	$157,500	$87,500

Convertible note payable to major stockholder; principal and interest at 10% due on March 16, 2012.	$75,000	$75,000

Convertible note payable to stockholder; principal and interest at 10% due on May 31, 2012.	$64,868	$64,868

Convertible notes payable to various stockholders; principal and interest at 6% due on August 1, 2012 and December 31, 2012.	$62,500	$282,000
	359,868	227,365
Less current maturities	$347,368	$87,500

Long term portion of Convertible and Series 1 notes payable	$12,500	$139,865

The Company’s outstanding notes mature as follows for the years ending October 31:

2012	$347,368
2013	12,500
Thereafter	-
$359,868

Notes Payable	3 Months Ended	12 Months Ended
	Jan. 31, 2012	Oct. 31, 2011
Notes Payables Disclosures [Abstract]
Notes Payable [Text Block]
7.	Notes Payable

At January 31, 2012 and October 31, 2011, notes payable to an officer and to stockholders consisted of the following:

	January 31,	October 31,
	2012	2011
Unsecured convertible note payable to major stockholder; principal and interest at 6% due on March 10,2010.	$64,000	$64,000

Unsecured convertible note payable to major stockholder; principal and interest at 6% due on October 15, 2010.	30,000	30,000

Unsecured convertible notes payable to officers/directors of the Company; principal and interest at 6% due on April 9, 2011.	250,000	250,000

Unsecured notes payable to officers/directors of the Company; principal and interest at 6% due on demand.	74,000	74,000

Unsecured convertible note payable to various stockholders (including $20,000 to major stockholder); principal and interest at 6% due between November 27, 2010 and March 12, 2012.	169,480	147,000
	587,480	565,000

Less current maturities	587,480	565,000

Long term portion of notes payable	$—	$—

With the exception of $74,000 in notes payable to officers and directors, which are payable on demand, and a note for $59,980 which is due in full on March 12, 2012, all of the above notes payable are past due. The Company is currently negotiating with the holders of those notes to either extend the maturity date or convert the note into shares of common stock.

6.	Notes Payable to an Officer and Stockholders

At October 31, 2011 and 2010, notes payable to an officer and to stockholders consisted of the following:

	2011	2010
Unsecured convertible note payable to major stockholder; principal and interest at 6% due on March 10,2010.	$64,000	$64,000

Unsecured convertible note payable to major stockholder; principal and interest at 6% due on October 15, 2010.	$30,000	$30,000

Unsecured convertible notes payable to officers/directors of the Company; principal and interest at 6% due on April 9, 2011.	$250,000	$250,000

Unsecured notes payable to officers/directors of the Company; principal and interest at 6% due on demand.	$74,000	$70,000

Unsecured convertible note payable to various stockholders (including $20,000 to major stockholder); principal and interest at 6% due between November 27, 2010 and April 20, 2011.	$147,000	$282,000
	565,000	696,000
Less current maturities	$565,000	$696,000

Long term portion of notes payable	$—	$—

With the exception of $74,000 in notes payable to officers and directors, which are payable on demand, all of the above notes payable are past due. The Company is currently negotiating with the holders of those notes to either extend the maturity date or convert the note into shares of common stock.

Employee Retirement Plan	3 Months Ended	12 Months Ended
	Jan. 31, 2012	Oct. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
8.	Employee Retirement Plan

Commencing on January 1, 2005, the Company sponsored a Simple IRA retirement plan which covers substantially all qualified full-time employees. Participation in the plan is voluntary and employer contributions are determined on an annual basis. Employer contributions would be made at the rate of three percent (3%) of the employees’ base annual wages. However, the Company made no contributions to the IRA plan during the three months ended January 31, 2012 and 2011.

12.	Employee Retirement Plan

Commencing on January 1, 2005, the Company sponsored a Simple IRA retirement plan which covers substantially all qualified full-time employees. Participation in the plan is voluntary, and employer contributions are determined on an annual basis. Currently employer contributions are being made at the rate of 3% of the employees’ base annual wages. The Company’s contribution to the IRA plan was $639 for the fiscal year ended October 31, 2010. No contributions to the IRA plan were made during fiscal 2011.

Securities Transactions	3 Months Ended
Jan. 31, 2012
Securities Transactions Disclosure [Abstract]
Securities Transactions [Text Block]
9.	Securities Transactions

Common Stock issued to Officers and Directors

During the three months ended January 31, 2012, pursuant to his compensation arrangement, the Company issued 150,000 shares of common stock to its Chief Executive Officer, Michael W. Brennan, at prices ranging from $0.0055 to $0.0065 per share. The aggregate fair market value of the shares was determined to be $906.

Common Stock Issued in Private Placement Transactions

Between November 1, 2011 and January 31, 2012, Dutchess Opportunity Fund purchased 14,191,447 shares of common stock in three separate transactions at prices ranging from $0.004 to $0.0056 per share under the terms of the May 4, 2010 Securities Purchase Agreement. Net of $14,414 in fees and expenses, the Company received proceeds of $54,517 and a common stock subscription in the sum of $1,250 as of January 31, 2012.

Common Stock Issued in Cancellation of Debt

Between November 10, 2011 and January 30, 2012, the Company issued 40,735,526 shares of common stock to Asher Enterprises, Inc. upon conversion of $80,500 in convertible notes, plus $2,700 in accrued interest thereon, at prices ranging from $0.0015 to $0.003 per share.

Subsequent Events	3 Months Ended	12 Months Ended
	Jan. 31, 2012	Oct. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
10.	Subsequent Events

In accordance with his consulting arrangement, in February 2012, the Company issued 50,000 shares of common stock to its Chief Executive Officer, Michael Brennan.

On February 1, 2012, the holder of a $50,000 convertible note converted the principal balance of such note into twenty five (25) million shares of common stock at $0.002 per share.

On February 2, 2012, the Company sold 11,065,750 shares of common stock to an unaffiliated shareholder at $0.002711 per share, for a total of $30,000. On March 13, 2012, this same shareholder purchased an additional 10,553,442 shares of common stock for $31,660, or $0.003 per share.

On February 2, 2012, the Company issued its legal counsel a total of 4,200,000 shares of common stock in payment for $12,500 in legal services rendered, or $0.003 per share.

On February 2, 2012, the Company issued 3,571,429 shares of common stock to a consultant in payment of $25,000 in accrued fees. The conversion price was $0.007 per share.

During February 2012, the Company’s Chief Executive and Chief Financial Officers, Michael Brennan and Victor Hollander, respectively, exchanged $100,000 in accrued fees for services rendered in exchange for the issuance of fifty (50) million shares of common stock each. The shares were issued at a conversion price of $0.002 per share.

During February 2012 and March, Asher converted an additional $62,000 in principal loans and $1,000 in interest into 49,183,733 shares of common stock at prices ranging from $0.0011 to $0.0014 per share.

In February 2012, the Company issued 600,000 shares of common stock at $0.05 per share as partial consideration for a $30,000 loan.

On February 29, 2012, the Company received an additional $40,000, net of fees and expenses, from Asher Enterprises, Inc. pursuant to a Stock Purchase Agreement.

In late December 2011, the Company was served with an unlawful detainer action brought by the landlord for non-payment of back rent. On February 13, 2012, the Company paid all past due rent, totaling $27,355 through February 2012, and $4,983 in interest, fees and penalties. The Company remains at its San Clemente, California facility on a month-to-month rental basis.

On March 7, 2012, the Company entered into a Securities Purchase Agreement with Alpine MIT Partners, LLC (“Alpine’) to sell up to $2.0 million of 7% Senior Secured Convertible Debentures (the “Debentures). The Debentures will have a five-year term. The initial Debenture will be convertible into shares of common stock at a conversion rate of $.003 per share. The purchase and sale of the first $1.0 million Debenture is scheduled to close on or before April 7, 2012. The agreement provides that Alpine will be granted a 6-month “additional investment right” to purchase up to an additional $1.0 million of Debentures. If the additional investment right is exercised, the second Debenture will have a conversion rate of $0.00375 per share during the first six months, $0.005 per share during the following three months and $0.0075 per share thereafter. The Debentures will be secured by a first lien security interest in all the assets of the Company. The agreement provides that Alpine will have the right to have four of its nominees be appointed to the Company’s board of directors.

The sale of the Debentures is subject to several closing conditions, including the conversion at the closing of $1,240,906 of existing Company indebtedness, primarily held by affiliates, at a conversion rate of $.007 per share, the granting of a six month option by the Company’s three largest shareholders to Alpine to purchase an aggregate of 107,142,857 shares at $0.007 per share, and Alpine closing the necessary equity funding to consummate the transactions.

13.	Subsequent Events (Unaudited)

In accordance with this consulting arrangement, between November 1, 2011 and February 3, 2012, the Company issued 150,000 shares of common stock to its Chief Executive Officer, Michael Brennan.

Between November 10, 2011 and January 30, 2012, the Company issued a total of 40,735,526 shares of common stock upon the conversion of $83,200 in convertible debentures held by Asher Enterprises together with $2,700 in interest accrued on such debentures. The conversions took place at prices ranging from $0.0015 to $0.003 per share.

Between November 1 and December 23, 2011, Dutchess Opportunity Fund purchased an additional 14, 191,447 shares of common stock at prices ranging from $0.0040 to $0.0056 per share, for net proceeds of $70,482. On January 30, 2012, the Company advanced Dutchess an additional 16,638,757 shares of common stock to cover forthcoming purchases under the terms of the May 2010 Investment Agreement.

On January 4, 2012, Asher Enterprises, Inc. purchased an additional $32,500 convertible debenture from the Company. The terms and conditions of the note, like prior debentures, include a beneficial conversion provision with anti-dilution provisions.

Property, Plant and Equipment	12 Months Ended
Oct. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
4.	Property, Plant and Equipment

At October 31, property, plant and equipment consisted of the following:

	2011	2010
Machinery and equipment	$170,720	$94,932
Furniture and fixtures	74,326	74,326
Leasehold improvements	70,370	70,370
	315,416	239,628
Less: accumulated depreciation	(236,239)	(221,747)
Total property and equipment, net	$79,177	$17,881

The Company reclassified $75,788 in finished goods to machinery and equipment during the fiscal year ended October 31, 2011 to reflect the fact that units of the Company’s intended product are now being utilized as testing equipment. Consequently, depreciation expense for the years ended October 31, 2011 and 2010 was $14,492 and $27,690, respectively.

Income Taxes	12 Months Ended
Oct. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
7.	Income Taxes

At October 31, the components of the income tax expense are as follows:

	2011	2010
Current tax expense:
Federal	$—	$—
State	1,600	1,600
Total corporate tax expense	1,600	1,600

Deferred tax expenses:
Federal	—	—
State	—	—
	—	—
Total provision:	$1,600	$1,600

Significant components of the Company’s net deferred income tax assets/ (liabilities) at October 31, 2011 were as follows:

Current deferred tax assets:
Accrued vacation	$—
Book compensation for options and warrants	—
Other	—
Total current deferred tax assets	—
Valuation allowance	—
Net deferred current tax assets	$—

Noncurrent deferred tax assets:
Net operating loss carryforward	$11,143,000
Other credit carryforward	165,000
Depreciation and amortization	—
Total noncurrent deferred tax assets	11,308,000
Valuation allowance	(11,308,000)
Net deferred noncurrent tax assets	—
Total deferred tax assets	$—

The Company, based upon its history of losses and management’s assessment of when operations are anticipated to generate taxable income, has concluded that it is more likely than not that none of the net deferred income tax assets will be realized through future taxable earnings and has established a valuation allowance for them. The change in the total valuation allowance for the year ended October 31, 2011 was a decrease of $179,000.

Reconciliation of the effective income tax rate to the U.S. statutory income tax rate is as follows:

	2011	2010
Tax expense at U.S. statutory income tax rate	(34.0)%	(34.0)%
State tax	(5.8)%	(5.8)%
Utilization of net operating loss	0%	0%
Change in beginning balance of valuation allowance	39.8%	39.8%

Effective income tax rate	—%	—%

As of October 31, 2011, the Company has federal and state net operating loss carryforwards of $28,000,000 and $11,312,000, respectively. The federal and state net operating loss carryforwards begin expiring through 2029. The Company also has federal and state research and development tax credit carryforwards of $165,000 and $130,000, respectively.

Management regularly evaluates the likelihood of realizing the benefit for income tax positions taken by the Company in various federal and state filings by considering all relevant facts, circumstances and information available. If management believes it is more likely than not that a position will be sustained, the Company will recognize a benefit at the largest amount which is cumulatively greater than 50% likely to be realized. The Company recognizes accrued interest and penalties related to unrecognized tax benefits, if any, as a component of the provision for income taxes. The Company has not recognized any contingencies for uncertain tax positions for the years ended October 31, 2011 and 2010. Although, the IRS is not currently examining any of the Company's income tax returns, tax years 2007 through 2010 remain open and are subject to examination.

Stockholders' Deficit	12 Months Ended
Oct. 31, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
8.	Stockholders’ Deficit

Common Stock

Between November 1, 2010 and January 31, 2011, the Company issued a total of 75,000 common shares to a consultant pursuant to a consulting arrangement. Such shares were issued at $0.01 per share and were expensed at a total cost of $750.

Between November 2, 2010 and October 21, 2011, the Company issued a total of 271,546,796 shares of common stock upon the conversion of $372,365 in convertible notes and $13,651 in interest at prices ranging from $0.0004 to $0.0075 per share.

Between November 5, 2010 and October 25, 2011, Dutchess Opportunity Fund purchased 18,577,834 shares of common stock at prices ranging from $0.004 and $0.013 per share under the terms of the May 4, 2010 Securities Purchase Agreement. The Company received net proceeds of $102,226 over the eleven separate sale transactions.

Effective on February 5, 2011, the Board of Directors approved the establishment of the Company’s 2011 Employee Benefit Plan, authorizing the issuance of up to 15 million shares to employees, directors, officers, consultants, or advisors of the Company who are determined to be eligible to receive an option or stock award under the plan. During the twelve months ended October 31, 2011, the Board authorized the issuance of all 15 million shares under the Plan to five consultants for legal, administrative and marketing services rendered. The shares were issued at prices ranging from $0.004 to $0.01 per share and the Company expensed a total of $96,000 in legal and consulting fees. Of such shares and expense, 6,000,000 were issued to the Company’s Chief Executive Officer, Michael W. Brennan at a cost of $36,000.

On June 1, 2011, the Company issued 600,000 shares of restricted common stock as partial consideration for a $30,000 convertible term loan received from one lender. The number of shares issuable was determined by dividing the principal amount of the loan by the greater of $0.05 per share or the fair market value on the loan date. The value of the shares was determined to be $0.003565 per share and $2,139 was recorded as interest expense.

On June 1, 2011, the Board of Directors authorized an issuance of 3,000,000 shares of common stock to Victor Hollander, Chief Financial Officer, for services rendered. The total fair market value of the shares was $18,000, or $0.006 per share.

During the twelve months ended October 31, 2011, pursuant to his compensation arrangement, Mr. Brennan received 600,000 shares of the Company’s common stock with an aggregate fair market value of $5,385 issued at prices ranging from $0.01 to $0.0045 per share and options to purchase 100,000 shares of common stock with a fair market value of $29.

Redeemable Preferred Stock

The redeemable preferred stock, issued in 1987 to the then holders of the common and Class B common stock, had a redemption date in 1991. The redeemable preferred stock has not been redeemed due to a lack of “legally available funds.”  These shares must be redeemed by the Company as soon as possible for $0.01 per share at any time the Company has the “legally available funds” for the redemption. There was a conversion feature to this redeemable preferred stock, which, with the passing of time, has lapsed. The Company believes the definition of “legally available funds” to be the amount under California law from which dividends could be paid by a corporation that does not have retained earnings. In general, California law provides that to the extent a corporation’s assets, excluding intangible and deferred assets, are at least equal to (a) the amount of the proposed distribution, and (b) 1.25 times its liabilities, excluding deferred taxes, deferred income, and deferred credits, a corporation may pay dividends. Under this definition, the Company had “legally available funds” as of October 31, 2000 and 1999. As a result, the Company is in default under the redemption provisions of the redeemable preferred stock.

The redeemable preferred stock is not assignable or transferable, except upon death or upon approval of a majority of the members of the Board of Directors not holding such shares and is not entitled to receive any dividends.

Preferred Stock

The Company is authorized to issue 1,000,000 shares of Preferred Stock, $1.00 par value. The terms of the Preferred Stock, or any series thereof, may be determined from time to time by the Board of Directors. Such shares may be convertible into Common Stock and may have rank superior to the Common Stock in the payment of dividends, liquidation rights, voting and other rights, preferences and privileges. Future shares of Preferred Stock may be issued by the Company without submitting a proposal regarding the issuance of such shares to a vote of holders of Common Stock. The Company in the future could issue Preferred Stock in a situation designed to discourage a tender offer. The Company has no present plans to issue any shares of Preferred Stock.

In January 2001, the Board of Directors authorized 250,000 shares of Series C preferred stock. Each share of Series C preferred stock is convertible at the option of the holder into four (4) shares of common stock. As of October 31, 2011, there were no shares of Series C preferred stock issued or outstanding.

Also in January 2001, the Board of Directors authorized 500,000 shares of Series D preferred stock each of which is convertible into two (2) shares of common stock at the option of the holder. There were no shares of Series D preferred stock issued or outstanding at October 31, 2011.

Voting Rights

Each share of the Company’s common stock and redeemable preferred stock is entitled to one vote per share. Shares of the Company’s Series C and Series D convertible preferred stock carry no voting rights.

Liquidation Preferences

In the event of liquidation or dissolution of the Company, the holders of the common stock and redeemable preferred stock shall be entitled to receive an equal amount per share, provided, however, in no instance shall a share of redeemable preferred stock receive more than $0.01 per share.

In any liquidation or dissolution of the Company, the holder of the Series C convertible preferred stock will be entitled to a liquidation preference of $4 per share.

In any liquidation or dissolution of the Company, the holder of the Series D convertible preferred stock will be entitled to a liquidation preference of $2 per share.

Stock Options and Warrants	12 Months Ended
Oct. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
9.	Stock Options and Warrants

Common Stock Options

In May 2008, the Company adopted the Micro Imaging Technology 2008 Employee Incentive Stock Plan (“Stock Plan”) effective May 2, 2008. Similar to the above-referenced Benefit Plan, the Stock Plan permits the Company to grant up to three (3) million shares of common stock or options or purchase common stock to eligible employees, directors, officers, consultants or advisors. The Board of Directors authorized the issuance of 584,472 shares of common stock under the Stock Plan in May 2008 to various individuals, including officers and directors, in exchange for cancellation of loans and interest as well as fees and expenses due them from the Company. The FMV of the stock on the grant date was $0.30 per share in cancellation of $175,342 in accrued debt. An additional two (2) million shares were issued under the Stock Plan on June 12, 2009 to a consultant and 50,000 shares were issued on November 2, 2009 to legal counsel in partial payment of legal fees. There remains 365,528 shares and/or options available under this Plan as of October 31, 2011.

On February 16, 2011 the Board of Directors authorized the formation of the 2011 Employee Benefit Plan which is authorized to grant up to fifteen (15) million shares of common stock or options to purchase common stock to eligible employees, directors, officers, consultants or advisors. Eligibility is determined by the Board of Directors. During the fiscal year ended October 31, 2011, the Company issued all fifteen (15) million shares of common stock under the Benefit Plan to consultants for services rendered in the aggregate sum of $96,000. See Note 8 – “Common Stock.”

On August 3, 2011, in accordance with the consulting arrangement of its Chief Executive Officer, the Company granted Michael a two-year option to purchase 100,000 shares of common stock at an exercise price of $0.30 per share. These options were granted outside any of the above equity compensation plans.

The following table summarizes information about options granted under the Company’s equity compensation plans and otherwise to employees, directors and consultants of the Company. Generally, options vest on an annual pro rata basis over various periods of time and are exercisable, upon proper notice, in whole or in part at any time upon vesting. Typically, unvested options terminate when an employee leaves the Company. The options granted have contractual lives ranging from three to ten years.

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Term	Intrinsic
	Options	Price	(in years)	Value
Outstanding at October 31, 2009	6,050,000	$0.11	2.8	$74,040
Granted	200,000	0.16
Exercised	—	—
Expired	(350,000)	0.36
Canceled	—	—
Outstanding at October 31, 2010	5,900,000	0.10	1.9	$—
Granted	100,000	0.30
Exercised	—	—
Expired	(3,000,000)	0.12
Canceled	—	—
Outstanding at October 31, 2011	3,000,000	$0.09	2.1	$—

The values of the consideration received were based on the values of the options granted. The values of the options were estimated using the Black-Scholes Option Pricing Model with the following weighted average assumptions for grants made in 2011 and 2010.

	2011	2010
Risk-free interest rate	1.35%	1.55%
Expected dividend yield	—	—
Expected stock price volatility	1.62	2.84
Expected life in years	2 years	2 years

Summary information about the Company’s options outstanding at October 31, 2011 is set forth in the table below. Options outstanding at October 31, 2011 expire between August 2012 and January 2016.

		Weighted
	Options	Average	Weighted	Options	Weighted
Range of	Outstanding	Remaining	Average	Exercisable	Average
Exercise	October 31,	Contractual	Exercise	October 31,	Exercise
Prices	2011	Life	Price	2011	Price
$0.02 - $0.15	2,300,000	2.4	$0.03	2,300,000	$0.03
$0.24 - $0.30	700,000	1.2	$0.29	700,000	$0.29
TOTAL:	3,000,000			3,000,000

There were no unvested stock options as of October 31, 2011.

Common Stock Warrants

The Company accounts for stock-based compensation awards to non-employees based upon fair values at the grant dates. The consideration received for the issuance of stock purchase warrants (“warrants”) is based on the fair value of the warrants or of the goods or services received for the warrants issued, whichever is more reliably measurable.

When the value of the services is based on the fair value of the warrants, the value is calculated using the Black-Scholes Option Pricing Model. The fair value of the options or warrants is expensed as the services are provided.

No warrants were granted by the Company during fiscal 2011. During the fiscal years ended October 31, 2010, the Company granted warrants as follows:

On February 8, 2010, the Company granted two-year warrants to purchase 500,000 shares of common stock as partial consideration for a $30,000 loan. The warrants vest in full as of the grant date with an exercise price of $0.03 per share. The fair market value of these warrants was also recorded as consulting expense in the amount of $24,745 as of the fiscal year ended October 31, 2011.

On October 28, 2010, the Board granted warrants to purchase a total of 4,000,000 shares of common stock to two consultants to the Company. The warrants are exercisable until October 28, 2012 at $0.011 per share. The Company recognized a non-cash compensation expense of $37,532 on these issuances.

The following table summarizes the information relating to warrants granted to non-employees as of October 31, 2011 and 2010 and changes during the years then ended. Warrants outstanding at October 31, 2011 expire between February and October 2012.

	Number of Warrants	Weighted Average Exercise Price
Outstanding at October 31, 2009	1,100,000	$0.06
Granted	4,500,000	0.01
Exercised	—	—
Expired	(100,000)	0.06
Outstanding at October 31, 2010	5,500,000	0.02
Granted	—	—
Exercised	—	—
Expired	(500,000)	0.10
Outstanding at October 31, 2011	5,000,000	$0.01

The values of the consideration received were based on the values of the warrants granted. The values of the warrants were estimated using the Black-Scholes Option Pricing Model with the following weighted average assumptions for grants made in 2011 and 2010:

	2011	2010
Risk-free interest rate	—%	1.57%
Expected dividend yield	—	—
Expected stock price volatility	—	3.68
Expected life in years	—	2 years

Summary information about the Company’s warrants outstanding at October 31, 2011 is as follows:

		Weighted
	Warrants	Average	Weighted	Warrants	Weighted
Range of	Outstanding	Remaining	Average	Exercisable	Average
Exercise	October 31,	Contractual	Exercise	October 31,	Exercise
Prices	2011	Life	Price	2011	Price
$0.011 - $ 0.03	5,000,000	.9	$0.015	5,000,000	$0.015

Commitments and Contingencies	12 Months Ended
Oct. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
10.	Commitments and Contingencies

Facilities Agreement

In January 2006, the Company entered into a one-year agreement to lease a 4,100 sq. ft. facility in San Clemente, California at a rate of $3,650 per month commencing on April 1, 2006. The lease provides the Company with an option to extend the lease for additional one-year terms through March 31, 2012. The monthly lease payment increased to $3,895 commencing on April 1, 2008. The lease was extended on April 1, 2010 for an additional year and the lease payment at the same monthly rate. No further extensions on the lease to date.

In late December 2011, the Company was served with an unlawful detainer action brought by the landlord for non-payment of $15,690 in back rent. The Company is currently negotiating with the landlord to pay the balance due and remain at the facility.

Assuming the Company can successfully negotiate a continuance on the lease, future minimum facilities lease payments as of October 31, 2011 are as follows:

2011	$19,475
2012	$—

Employment Contracts

Michael W. Brennan

Effective August 2, 2006, the Company entered into a five-year employment agreement with Michael Brennan, the Company’s Chief Executive Officer that provides for a $5,000 monthly cash payment and 50,000 shares of the Company’s common stock for each month of service. The cash compensation to Mr. Brennan increased to $15,000 per month effective on November 1, 2008. For each year of service, Mr. Brennan was also granted a two-year warrant to purchase 100,000 shares of common stock at an exercise price of $0.30 per share. Such warrants vested at the conclusion of each year of service. Between September 1 and December 31, 2007, Mr. Brennan also received 50,000 shares of the common stock of the Company’s subsidiary per month. Mr. Brennan resigned as Chief Executive Officer and Chairman of the Board on April 13, 2012. See also Note 13 - “Subsequent Events.”

Related Party Transactions	12 Months Ended
Oct. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
11.	Related Party Transactions
See Notes 6, 8, 9, 10, and 13 for related party transactions.